Summary of Significant Accounting Policies - Stock-Based Compensation (Details) - Equity Incentive Plan 2025	Feb. 18, 2025 shares
Summary of Significant Accounting Policies
Common stock reserved for future	4,000,000
Percentage of fully diluted outstanding common stock	15.00%